Export Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Concentration Risk [Line Items]
Net Sales	$ 417,325	$ 401,419	$ 411,475
Export Sales
Concentration Risk [Line Items]
Net Sales	$ 160,275	$ 152,728	$ 141,584
Export Sales | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	38.00%	38.00%	34.00%
Canada | Geographic Concentration Risk
Concentration Risk [Line Items]
Net Sales	$ 73,481	$ 74,310	$ 60,987
Canada | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	18.00%	19.00%	15.00%